Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 7, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re: Registration Statement on Form N-1A of Advanced Series Trust (the Registration Statement)

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 85 to the Registration Statement under the Securities Act of 1933 and Amendment No. 87 to the Registration Statement under the Investment Company Act of 1940

Dear Sir/Madam:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 85 to the Registration Statement under the 1933 Act and Amendment No. 87 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective as of April 13, 2011.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received on March 11, 2011 from Sally Samuel of the Commission Staff with respect to the Rule 485(a) filing made as of January 28, 2011 (the Initial Filing) and to make certain non-material changes.  The Initial Filing contained: (i) revised prospectus and statement of additional information disclosure relating to the repositioning of the AST Aggressive Asset Allocation Portfolio (the AST Aggressive Portfolio) as the AST Wellington Management Hedged Equity Portfolio (the AST Wellington Management Portfolio) and (ii) a prospectus and statement of additional information relating to the creation of the AST BlackRock Global Strategies Portfolio (the AST BlackRock Portfolio) and the AST Quantitative Modeling Portfolio (the AST Quantitative Portfolio) as two new series of the Registrant.

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for the AST Aggressive Portfolio, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2010 and December 31, 2010 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2010 and December 31, 2010 (the Current Statements of Additional Information).

The Current Prospectuses and Current Statement of Additional Information remain unchanged except as described herein.

The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.             Comment:  Please define the term “Contracts” in each of the “Summary—Portfolio Fees and Expenses” sections of the prospectus.

Response:  The requested change has been made to the Amendment.

2.             Comment:  In the “Summary—Portfolio Fees and Expenses” sections of the Amendment, please include the words “Acquired Fund” at the beginning of the fee table captions currently labeled “Underlying Portfolio Fees and Expenses”, delete the words “Underlying Portfolio” from those captions, delete the word “Estimated” from various fee table captions, and otherwise use the fee table captions required by Form N-1A.

Response:  The requested changes have been made to the Amendment.

3.             Comment:  Please footnote all of the expense examples in the Amendment to indicate the termination date of the contractual expense cap, if any.

Response:  The requested footnotes have been added to the Amendment.

4.             Comment:  In footnote *** appearing in the “Summary—Portfolio Fees and Expenses” section of the Amendment relating to the AST BlackRock Portfolio, please delete the phrase “Assuming completion of a pending reorganization transaction,” as that transaction would have been completed as of the date of the Trust’s updated prospectus (i.e., May 1, 2011).

Response:  The requested changes have been made to the Amendment.

5.             Comment:  Please delete some of the general introductory disclosure from the “Summary—Principal Risks of Investing in the Portfolio” sections of the Amendment.

Response:  The requested changes have been made to the Amendment. The Registrant , however, will continue to include some of that general disclosure because it is an effective introduction to the risks associated with an investment in an non-guaranteed product such as a registered investment company.

6.             Comment:  Please indicate whether the AST BlackRock Portfolio intends to invest in sub-prime mortgage-related securities and update the related risk disclosure accordingly.

Response:  The Amendment has been revised to indicate that the AST BlackRock Portfolio may, from time to time, invest in sub-prime mortgage-related securities.  The related risk disclosure has been updated accordingly.

7.             Comment:  Please review the derivatives-related disclosure in the Amendment in light of the July 30, 2010 letter from Barry Miller of the Commission Staff to Karrie McMillan, General Counsel of the Investment Company Institute, and revise as appropriate.

Response:  At the Registrant’s request, BlackRock, Wellington Management, and QMA reviewed the above-referenced letter and the derivatives-related disclosure contained in the Amendment.  Based upon that review, each of BlackRock, Wellington Management, and QMA has informed the Registrant that it believes that no changes are required to such disclosure.

8.             Comment:  Please include disclosure relating to the Commission’s asset segregation requirements in any descriptions of a portfolio’s expected use of derivative strategies.

Response:  The requested disclosure has been added throughout the Amendment.

9.             Comment:  Please add disclosure to the effect that the AST BlackRock Portfolio will invest in issuers located in at least 3 different countries, including the United States.

Response:  The requested disclosure has been added to the Amendment.

10.           Comment:  Please review and revise the “Expense Risk” sections as some words appear to have been omitted from those sections of the Initial Filing.

Response:  The Registrant has reviewed and revised the “Expense Risk” sections accordingly.

11.           Comment:  In the “More Detailed Information About Other Investments & Strategies Used By The Portfolios” sections, please delete the paragraphs relating to derivatives and mortgage-related securities as those topics are addressed elsewhere.

Response:  The Registrant has deleted the paragraphs relating to derivatives and mortgage-related securities as requested from the “More Detailed Information About Other Investments & Strategies Used By The Portfolios” sections.

12.           Comment:  In the sections of the Amendment that describe the investment objectives and policies of the relevant portfolios, please include disclosure to the effect that each portfolio will take steps designed to reduce its exposure to illiquid securities to less than 15% of its net assets in the event the portfolio holds more than 15% of its net assets in illiquid securities.

Response:  As set forth in transmittal letters from the undersigned dated April 18, 2008, December 18, 2008, and December 28, 2009 that were previously submitted to the Commission Staff, the Trust respectfully disagrees with the Commission Staff’s comment.  The Trust does acknowledge that a portfolio may not: (i) ignore developments subsequent to the purchase of illiquid securities and (ii) purchase additional illiquid securities when more than 15% of the portfolio’s net assets are already invested in illiquid securities.(i) Based upon our review of applicable Commission precedent, the Trust does not believe, however, that the Commission’s limit on illiquid investments requires a fund to sell its illiquid securities in the event the fund holds more than 15% of its assets in such securities due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities. Instead, the Trust believes that the Commission’s precedent requires a fund’s adviser to monitor portfolio liquidity on an ongoing basis and to determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained.(ii) The Trust further believes that this view is consistent with standard industry practice.(iii)  As a result, the Trust will include disclosure in the Amendment to the effect that: (i) the relevant subadviser will monitor the relevant portfolio’s liquidity on an ongoing basis and will determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained and (ii) in the event the market value of the portfolio’s illiquid securities exceeds 15% of the portfolio’s net assets due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the portfolio: (a) will not purchase additional illiquid securities and (b) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

13.           Comment:  Please include a direct link to the web page that contains the Trust’s disclosure and corporate governance documents.

Response:  The Registrant has updated the reference to the Internet link accordingly.

14.           Comment:  Please make sure the cover page of the statement of additional information contains all of the disclosures required by Form N-1A.

Response:  The Registrant believes that the cover page of the statement of additional information contained in the Amendment complies with the requirements of Form N-1A in all material respects.

15.           Comment:  Please identify persons by name who may receive portfolio holdings in advance of their public dissemination in accordance with the requirements of Form N-1A.

Response:  The Registrant has included revised portfolio holdings disclosure that identifies persons by name who may receive portfolio holdings in advance of their public dissemination.

16.           Comment:  Please ensure that the disclosures contained in the Amendment relating to the Registrant’s Board of Trustees comply with the requirements of Form N-1A and other applicable Commission guidance.

Response:  The Registrant believes that the disclosures contained in the Amendment relating to the Registrant’s Board of Trustees comply with the requirements of Form N-1A and other applicable Commission guidance in all material respects.

17.           Comment:  Please shorten the introductory paragraphs relating to the repositioning of the AST Aggressive Portfolio into the AST Wellington Management Portfolio.

Response:  The Registrant has shortened the relevant disclosure in accordance with the Commission Staff’s request.

18.           Comment:  Please include the past performance and portfolio turnover rate for the AST Aggressive Portfolio.  Please include estimated expense examples for 1, 3, 5, and 10 years for the AST Wellington Management Portfolio.

Response:  The Registrant has added the relevant information to the Amendment as requested.

19.  Comment:  Please indicate whether or not the management agreement referenced in Part C is a “form of” such document.

Response:  The management agreement referenced in Part C is not a “form of” such document.  The Registrant has revised Part C accordingly.

20.           Comment:   The Commission Staff hereby confirms Registrant’s previously provided analysis(iv) that the investment performance of the SP Growth Asset Allocation Portfolio (the Growth Portfolio) will not survive its reorganization into the AST BlackRock Portfolio.

* * * * *

The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment, (ii) SEC staff comments or Registrant’s changes to disclosure in the Registration Statement in response to SEC staff comments do not foreclose the SEC from taking any action with respect to the Amendment, and (iii) the Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz

(i) See Investment Company Act Release No. 5847 (Accounting Series Release 113) (October 21, 1969) (“Significant holdings of restricted securities not only magnify the valuation difficulties but may also present serious liquidity questions. Because open-end companies hold themselves out at all times as being prepared to meet redemptions within seven days, it is essential that such companies maintain a portfolio of investments that enable them to fulfill that obligation. This requires a high degree of liquidity in the assets of open-end companies because the extent of redemption demands or other exigencies are not always predictable. It has been with this in mind that the staff of the Commission has for several years taken the position that an open-end company should not acquire restricted securities when the securities to be acquired, together with other such assets already in the portfolio, would exceed 15 per cent of the company’s net assets at the time of acquisition.”).

(ii) Id. (“The Commission, however, is of the view that a prudent limit on any open-end company’s acquisition of restricted securities, or other assets not having readily available market quotations, would be 10 per cent. When as a result of either the increase in the value of some or all of the restricted securities held, or the diminution in the value of unrestricted securities in the portfolios, the restricted securities come to represent a larger percentage of the value of the company’s net assets, the same valuation and liquidity questions occur. Accordingly, if the fair value of restricted holdings increases beyond 10 per cent, it would be desirable for the open-end company to consider appropriate steps to protect maximum flexibility.” (emphasis added)). Investment Company Act Release No. 18612 (March 12, 1992) (“In addition [to valuation responsibilities], the Commission expects funds to monitor portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. For example, an equity fund that begins to experience a net outflow of assets because investors increasingly shift their money from equity to income funds should consider reducing its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.” (emphasis added)). See also Investment Company Act Release No. 13380 (July 11, 1983): (Providing that in the event that changes in the portfolio or other external events cause a money market fund’s investments to exceed ten percent of the fund’s net assets, the Commission’s limit on illiquid investments

“would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.” (emphasis added)).

(iii) “Valuation and Liquidity Issues for Mutual Funds,” Investment Company Institute, (February 1997), at pages 52-53.

(iv)(iv) The Registrant’s letter to the Commission Staff dated February 24, 2011 provided as follows:

In the North American Security Trust no-action letter, the Commission Staff stated that in determining whether to use the surviving or non-surviving fund’s performance, an accounting, rather than legal, analysis prevails and that the attributes of the new fund (i.e., the Combined Fund) and the predecessor funds (i.e., the Growth Portfolio and the AST BlackRock Portfolio) should be compared to determine which predecessor fund most resembles the new fund.(iv) The relevant factors in this determination are:

•                  The relative asset sizes of the funds;

•                  Which fund’s investment adviser is the adviser to the surviving entity;

•                  Which fund’s investment objectives, policies, and restrictions most closely resemble that of the surviving entity;

•                  The relative expense structures and ratios of the funds; and

•                  Which fund’s portfolio composition most closely resembles that of the surviving entity.

The Investment Manager notes that, as of June 30, 2010, the Growth Portfolio was substantially larger than the AST BlackRock Portfolio, which had no assets.  The Investment Manager further notes that BlackRock will serve as the sole subadviser for the AST BlackRock Portfolio and is expected to serve as the sole subadviser for the Combined Fund.  Finally, the investment objectives, policies, and restrictions, the expense structures, and the portfolio composition of the surviving entity are expected to most closely resemble those of the AST BlackRock Portfolio.  Based on the foregoing factors, the Investment Manager expects that the performance history of the Growth Portfolio will not survive the Reorganization.